Financial Instruments - Liquidity risk (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	$ 28,568
Sales tax payable	5,895
Consideration payable	13,569
Operating facility and loans	104,625
Lease obligations on right of use assets	19,983
Other non-current liabilities	1,071
Total	173,711
For the twelve month periods ended June 30, 2023
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	28,568
Sales tax payable	5,895
Consideration payable	9,473
Operating facility and loans	17,700
Lease obligations on right of use assets	4,075
Total	65,711
For the twelve month periods ended June 30, 2024
Undiscounted contractual maturities of significant financial liabilities
Consideration payable	1,399
Operating facility and loans	17,700
Lease obligations on right of use assets	3,153
Total	22,252
For the twelve month periods ended June 30, 2025
Undiscounted contractual maturities of significant financial liabilities
Consideration payable	1,116
Operating facility and loans	19,875
Lease obligations on right of use assets	3,091
Total	24,082
For the twelve month periods ended June 30, 2026
Undiscounted contractual maturities of significant financial liabilities
Consideration payable	1,116
Operating facility and loans	22,050
Lease obligations on right of use assets	2,310
Total	25,476
Thereafter
Undiscounted contractual maturities of significant financial liabilities
Consideration payable	465
Operating facility and loans	27,300
Lease obligations on right of use assets	7,354
Other non-current liabilities	1,071
Total	$ 36,190